Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total
Balance at Dec. 31, 2011	$ 276,443,739	$ 3,102,548	$ 279,546,287
Balance (in units) at Dec. 31, 2011			12,493,257.744
Increase/(decrease) in Partners' Capital [Roll Forward]
Offering of Units	15,421,746	0	15,421,746
Offering of Units (in units)			696,407.475
Net Income (Loss)	(28,408,388)	(322,583)	(28,730,971)
Redemptions	(59,524,050)	(399,993)	(59,924,043)
Redemptions (in units)			(2,798,920.393)
Balance at Dec. 31, 2012	203,933,047	2,379,972	206,313,019
Balance (in units) at Dec. 31, 2012			10,390,744.826
Increase/(decrease) in Partners' Capital [Roll Forward]
Offering of Units	10,860,039	0	10,860,039
Offering of Units (in units)			530,497.205
Net Income (Loss)	17,211,835	214,588	17,426,423
Redemptions	(45,025,584)	(300,025)	(45,325,609)
Redemptions (in units)			(2,187,684.215)
Balance at Dec. 31, 2013	186,979,337	2,294,535	189,273,872
Balance (in units) at Dec. 31, 2013			8,733,557.816
Increase/(decrease) in Partners' Capital [Roll Forward]
Subscriptions	4,970,112	0	4,970,112
Subscriptions (in units)			245,507.574
Net Income (Loss)	33,178,268	355,189	33,533,457
Redemptions	(51,578,740)	(730,707)	(52,309,447)
Redemptions (in units)			(2,503,421.167)
Balance at Dec. 31, 2014	$ 173,548,977	$ 1,919,017	$ 175,467,994
Balance (in units) at Dec. 31, 2014			6,475,644.223